Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Staff
Employee remuneration, entitlements and on-costs	$ 2,567	$ 2,709	$ 2,545
Employee remuneration, entitlements and on-costs, percentage movement from prior period	(5.00%)
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	1.00%
Superannuation	$ 282	251	270
Superannuation expense, percentage movement from prior period	12.00%
Superannuation expense, percentage movement from same period in prior year	4.00%
Share-based payments	$ 45	46	44
Share-based payments, percentage movement from prior period	(2.00%)
Share-based payments, percentage movement from same period in prior year	2.00%
Restructuring costs	$ 37	200	33
Restructuring costs, percentage movement from prior period	(82.00%)
Restructuring costs, percentage movement from same period in prior year	12.00%
Total staff	$ 2,931	3,206	2,892
Total staff expenses, percentage movement from prior period	(9.00%)
Total staff expenses, percentage movement from same period in prior year	1.00%
Occupancy
Operating lease rentals	$ 65	72	81
Operating lease rentals, percentage movement from prior period	(10.00%)
Operating lease rentals, percentage movement from same period in prior year	(20.00%)
Depreciation and impairment of property and equipment	$ 223	247	227
Depreciation and impairment of property and equipment, percentage movement from prior period	(10.00%)
Depreciation and impairment of property and equipment, percentage movement from same period in prior year	(2.00%)
Other	$ 64	95	64
Other, percentage movement from prior period	(33.00%)
Total occupancy	$ 352	414	372
Total occupancy expenses, percentage movement from prior period	(15.00%)
Total occupancy expenses, percentage movement from same period in prior year	(5.00%)
Technology
Amortisation and impairment of software assets	$ 461	379	250
Amortisation and impairment of software assets, percentage movement from prior period	22.00%
Amortisation and impairment of software assets, percentage movement from same period in prior year	84.00%
Depreciation and impairment of IT equipment	$ 70	74	58
Depreciation and impairment of IT equipment, percentage movement from prior period	(5.00%)
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	21.00%
Technology services	$ 411	399	352
Technology services, percentage movement from prior period	3.00%
Technology services, percentage movement from same period in prior year	17.00%
Software maintenance and licences	$ 350	307	296
Software maintenance and licences, percentage movement from prior period	14.00%
Software maintenance and licences, percentage movement from same period in prior year	18.00%
Telecommunications	$ 43	53	59
Telecommunications, percentage movement from prior period	(19.00%)
Telecommunications, percentage movement from same period in prior year	(27.00%)
Data processing	$ 38	36	39
Data processing, percentage movement from prior period	6.00%
Data processing, percentage movement from same period in prior year	(3.00%)
Total technology	$ 1,373	1,248	1,054
Total technology expenses, percentage movement from prior period	10.00%
Total technology expenses, percentage movement from same period in prior year	30.00%
Other
Professional and processing services	$ 384	447	413
Professional and processing services, percentage movement from prior period	(14.00%)
Professional and processing services, percentage movement from same period in prior year	(7.00%)
Postage and stationery	$ 61	72	67
Postage and stationery, percentage movement from prior period	(15.00%)
Postage and stationery, percentage movement from same period in prior year	(9.00%)
Advertising	$ 85	90	79
Advertising, percentage movement from prior period	(6.00%)
Advertising, percentage movement from same period in prior year	8.00%
Non-lending losses	$ 42	64	1
Non-lending losses, percentage movement from prior period	(34.00%)
Amortisation and impairment of other intangible assets and deferred expenditure	$ 33	1	1
Other expenses	$ 134	162	109
Other expenses, percentage movement from prior period	(17.00%)
Other expenses, percentage movement from same period in prior year	23.00%
Total other	$ 739	836	670
Total other expenses, percentage movement from prior period	(12.00%)
Total other expenses, percentage movement from same period in prior year	10.00%
Total operating expenses	$ 5,395	5,704	4,988
Total operating expenses, percentage movement from prior period	(5.00%)
Total operating expenses, percentage movement from same period of prior year	8.00%
Addition (reduction) to remediation costs	$ 10	13	(6)
Other intangible assets
Other
Impairment	32	0	0
Computer software
Other
Impairment	19	8	0
Property and equipment
Other
Impairment	$ 2	$ 31	$ 0